Note 4 - Income Taxes (Details) - Income Tax Rate Reconciliation	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Rate Reconciliation [Abstract]
Federal statutory rate	35.00%	35.00%	35.00%
State taxes, net of federal benefit	3.00%	2.80%	1.40%
Domestic production activities deduction	(1.00%)	(1.80%)	(2.60%)
Effect of foreign losses	2.40%	0.70%
Other	0.50%	1.70%	0.50%
Effective income tax rate	39.90%	38.40%	34.30%